RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Key management compensation
Service or Item	Year ended December 31,
	2019	2018
Directors’ fees	$277	$143
Salaries and consultants’ fees	1,188	1,208
Severance payments	-	410
Share-based payments (non-cash)	1,601	2,991
Total	$3,066	$4,752